Summary of Significant Accounting Policies (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
Summary of Significant Accounting Policies (Textual)
Cash equivalents	$ 0	$ 0
Share-based compensation arrangement, options, grants in period, gross	0	0
Concentration credit risk, maximum exposure